Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Future Amortization Expenses) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Property, Plant And Equipment, Intangible Assets And Goodwill [Abstract]
2015	$ 236,019.0
2016	219,485.0
2017	197,061.0
2018	127,730.0
2019	$ 42,274.0